Net Employee Defined Benefit Liabilities	12 Months Ended
Dec. 31, 2022
Net Employee Defined Benefit Liabilities [Abstract]
NET EMPLOYEE DEFINED BENEFIT LIABILITIES
NOTE 19:-	NET EMPLOYEE DEFINED BENEFIT LIABILITIES

Employee benefits consist of post-employment benefits and other long-term benefits.

Post-employment benefits:

According to the labor laws and Severance Pay Law in Israel, the Company is required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to section 14 to the Severance Pay Law, as specified below. The Company’s liability is accounted for as a post-employment benefit. The computation of the Company’s employee benefit liability is made according to the current employment contract based on the employee’s salary and employment term which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as defined benefit plan or as defined contribution plan, as detailed below.

a.	Defined contribution plans:

Section 14 to the Severance Pay Law, 1963 applies to part of the compensation payments, pursuant to which the fixed contributions paid by the Group into severance pay funds and/or policies of insurance companies release the Group from any additional liability to employees for whom said contributions were made. These contributions and contributions for benefits represent defined contribution plans.

	Year ended December 31,
	2022	2021
	USD in thousands

Expenses in respect of defined contribution plans	2,562	876

b.	Defined benefit plans:

The Group accounts for that part of the payment of compensation that is not covered by contributions in defined contribution plans, as above, as a defined benefit plan for which an employee benefit liability is recognized and for which the Group deposits amounts in central severance pay funds and in qualifying insurance policies.

c.	Changes in the defined benefit obligation and fair value of plan assets:

2022

			Expenses recognized in profit or loss					Gain (loss) from remeasurement in OCI
	Balance as of January 1, 2022	Initial consolidation	Current service cost	Net interest expense	Past service cost and effect of settlements	Total expense recognized in profit or loss for the period	Payments from the plan	Return on plan assets (excluding amounts included in net interest expenses)	Actuarial gain arising from changes in financial assumptions	Actuarial loss arising from experience adjustments	Total effect on other comprehensive income for the period	Contributions by employer	Adjustments arising from translating financial statements from functional currency to presentation currency	Balance as of December 31, 2022
	USD in thousands

Defined benefit obligation	4,838	-	198	120	-	318	(1,376)	-	(258)	151	(107)	-	(511)	3,163
Fair value of plan assets	(3,398)	-	-	(56)	9	(47)	927	228	-	-	228	(187)	355	(2,123)

Net defined benefit liability (asset)	1,440	-	198	64	9	271	(449)	228	(258)	151	121	(187)	(156)	1,040

d.	The plan assets at fair value:

	December 31,
	2022	2021
	USD in thousands

Cash and cash equivalents	260	393
Equity instruments	547	1,209
Debt instruments	984	1,768
Other	332	28

Total plan assets	2,123	3,398

e.	The principal assumptions underlying the defined benefit plan:

	2022	2021
	%

Discount rate (1)	5.22	2.29
Expected rate of salary increase	3.21	3.4

(1)	The discount rate is based on high-quality CPI-linked corporate bonds.

f.	Amount, timing and uncertainty of future cash flows:

Change in defined benefit obligation
USD in thousands
December 31, 2022

Sensitivity test for changes in the expected rate of salary increase:

The change as a result of:
1% salary increase	(216)
1% salary decrease	173

Sensitivity test for changes in the discount rate of the plan assets and liability:

The change as a result of:
1% increase in discount rate	193
1% decrease in discount rate	(238)